Accounts Receivable, Net - Schedule of Accounts Receivable (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts receivable	$ 355,393	$ 983,771	$ 441,497
Allowance for doubtful accounts	(20,000)	(20,000)
Accounts receivable, net	$ 335,393	$ 963,771	$ 441,497